Losses Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of basic losses per share

	Six Months Ended June 30,
	2022	2021
Weighted average number of outstanding ordinary shares in issue	849,283,553	729,239,181
Net loss attributable to the Company (US$’000)	(162,861)	(102,397)
Losses per share attributable to the Company (US$ per share)	(0.19)	(0.14)